Organization and Principal Activities - Additional Information (Detail) $ in Thousands	12 Months Ended
	May 31, 2024 Agreement	May 31, 2023	May 31, 2022 USD ($)
Product Information [Line Items]
Renewal of trade mark registration	10 years
Exclusive service agreement renewal term	10 years
Notice period of agreement termination	30 days
Number of new equity pledged agreements | Agreement	5
Loss on deconsolidation of subsidiaries | $			$ 79,609
Century Friendship [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	100.00%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	12.10%
Credit Concentration Risk [Member] | Assets, Total [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	62.20%	56.10%
Credit Concentration Risk [Member] | Liabilities, Total [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	96.70%	95.20%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	99.20%	99.50%	99.60%